Research and Development Expenses - Summary of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Share-based payments expense	$ 6,128	$ 5,085	$ 5,835
Total research and development expenses	126,832	176,326	128,828
Research and Development Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and fees	10,211	4,809	3,756
Severance	4,544
Cash bonuses	1,741	1,425	445
Superannuation	361	182	120
Share-based payments expense	883	1,300	1,909
Total employee benefits expense	17,740	7,716	6,230
Payroll tax	782	295	208
Reserarch Insurance	255	322	262
Research project costs1	$ 108,055	$ 167,993	$ 122,128